EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
EVENTS AFTER THE BALANCE SHEET DATE	EVENTS AFTER THE BALANCE SHEET DATE
On 4 February 2025 Sunrise has announced the issuance of a new USD 1,300 million term loan facility under the terms of the Additional Facility AAA Accession Agreement to Sunrise Financing Partnership, issued at 99.75% of par. The facility AAA will bear interest at a rate of 2.50% (the Original Margin) per annum and be due on 31 January 2032. The full proceeds of the issuance will be used to refinance the existing USD Term Loan B due 2029 (Bank Facility AX) and partially refinance existing EUR Term Loan B (Bank Facility AY) due 2029.
The Original Margin depends on meeting the conditions and targets in Sunrise’s Sustainability Report and ESG Certificate. These must be shared with the Facility Agent from the financial year ending 31 December 2026 to 31 December 2031. Please refer to Exhibit 4.8 Additional Facility AAA Accession Agreement for detailed information on the terms.